Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (2)
Unrealized Losses, 12 months or more	(100)
Unrealized Losses, Total	(102)
Fair value, Less than 12 months	1,105
Fair value, 12 months or more	6,770
Fair value, Total	$ 7,875